Income Taxes (Tables)	12 Months Ended
Jan. 31, 2015
Income Tax Disclosure [Abstract]
Components of Income Tax Provision (Benefit)

The components of income tax provision (benefit) are as follows (in thousands):

	Fiscal year ended
	January 31, 2015	February 1, 2014

Current:
Federal	$16,760	$11,501
State	3,422	2,989

	20,182	14,490

Deferred:
Federal	(2,114)	(2,122)
State	(1,305)	(1,091)

	(3,419)	(3,213)

	$16,763	$11,277

Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows (in thousands):

	Fiscal year ended
	January 31, 2015	February 1, 2014

Deferred tax assets:
Inventory reserves	$858	$794
Deferred rent	1,091	646
Stock-based compensation	3,254	1,790
Other	3,163	1,066

Total deferred tax assets	8,366	4,296

Deferred tax liabilities:
Tradename	(90,138)	(90,540)
Depreciation	(6,250)	(5,054)
Leases	(1,051)	(1,062)
Noncompetition agreements	(17)	(149)

Total deferred tax liabilities	(97,456)	(96,805)

Net deferred tax liabilities	$(89,090)	$(92,509)

Reconciliation of Effective Income Tax Rate

A reconciliation of the statutory federal income tax rate to the Company’s effective income tax rate is as follows:

	Fiscal year ended
	January 31, 2015	February 1, 2014
Statutory federal rate	35.0%	35.0%
State taxes, net of federal benefit	3.2	4.0
Other	0.2	(2.4)

	38.4%	36.6%